WASHINGTON MUTUAL INVESTORS FUND

(photograph)

Report to Shareholders

FOR THE QUARTER ENDED JULY 31, 1995

[Logo]
The American Funds Group (R)

FELLOW SHAREHOLDERS

     During Washington Mutual's May-July quarter, the stock market continued to record new highs. Standard & Poor's 500 Composite Stock Index, a broad unmanaged measure of the U.S. market, posted another sizable increase: 9.9% including reinvestment. The value of Washington Mutual's shares also recorded a strong gain: 7.9% on a reinvested basis.
     While these two figures are not too far apart, there are some noteworthy differences between the S&P 500 and the composition of the Fund's investment portfolio. One major difference is that the portfolio, which is actively managed, places considerable emphasis on income-oriented stocks. As a result, the portfolio's average yield of 3.7% on July 31 was approximately one-and-a-quarter percentage points, or 51%, higher than the yield on the S&P 500.
     Additionally, Washington Mutual's portfolio is managed according to strict investment criteria, which minimizes the Fund's exposure to very low-yielding, volatile stocks, including most technology issues. In the May-July quarter, shares of many technology companies experienced a frenzied run-up not unlike the speculative rises that have often characterized the later stages of other bull markets in the past. This run-up accounted for nearly all of the differential between the Fund and the S&P 500.
     During the May-July quarter, there was a shift in the nation's monetary policy. After initiating seven consecutive increases in short-term interest rates, in July the Federal Reserve lowered the target level for federal funds by one-quarter of a percent. This modest change led to identical reductions in the prime rate at most banks. The Fed now appears to believe that inflationary dangers have subsided, and that some stimulative action may be needed to ward off a recession.
     The companies represented in Washington Mutual's portfolio have demonstrated a pattern of raising dividends. That trend continued this quarter with 18 companies (or 14% of all companies in which the Fund is invested) declaring increases.
     The portfolio appearing in this report reflects ownership in 129 companies in 25 industries. The largest industry positions by percent of net assets on July 31 were: Banking (16.5%), Health & Personal Care (12.9%), Telecommunications (12.7%), Energy Sources (7.6%), Electric & Gas Utilities (6.4%), Insurance (5.1%) and Business & Public Services (4.9%). Ten new names appeared in the portfolio during the quarter: Ashland, Chase Manhattan<F1>, Conrail, Dow Jones, First Fidelity Bancorporation<F2> Pfizer, Public Service Enterprise Group, SBC Communications, Signet Banking and Wal-Mart Stores. Shares of Cox Communications were eliminated.
     Washington Mutual's investment discipline has remained unchanged over the years and is focused on identifying companies which meet strict standards for quality and value. This discipline has achieved excellent long-term results for our shareholders in the past, and we believe it should continue to do so in the future.

Cordially,

        [Signature]           [Signature]           [Signature]

        Stephen Hartwell      James H. Lemon, Jr.   Harry J. Lister
        Chairman              Vice Chairman         President

September 11, 1995


[FN]
<F1> Chase Manhattan is in the process of being acquired by Chemical
Banking (also a Washington Mutual investment) through an exchange of shares.

<F2> First Fidelity is in the process of being acquired by First Union
Corp. (also a Washington Mutual investment) through an exchange of shares.
[/FN]


THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND WERE COMPUTED WITHOUT A SALES CHARGE. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS OF PRINCIPAL WHEN YOU SELL YOUR SHARES. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. All investmens are subject to certain risks. For example, those which include common stocks are affected by fluctuating stock prices. Accordingly, investors should maintain a long-term perspective.

Your Investment Account
As of July 31, 1995

EACH $1,000 OF NET ASSETS REPRESENTED:

  This                                                      Which Has Paid
 Amount                                                        Dividends
Invested               In This Company                           Since

$  9.12   Aetna Life and Casualty Co.                            1934
    .77   Allegheny Power System, Inc.                           1935
   2.38   AlliedSignal Inc.                                      1920
  14.45   Allstate Corp.                                         1993
   3.69   ALLTEL Corp.                                           1960
   1.53   American Electric Power Company, Inc.                  1910
   8.87   American Express Co.                                   1870
   9.42   American General Corp.                                 1929
  21.49   American Home Products Corp.                           1919
  15.64   Ameritech Corp.                                        1984
  16.76   Amoco Corp.                                            1894
   5.38   Ashland Inc.                                           1935
   2.26   Atlantic Energy, Inc.                                  1937
   4.76   Atlantic Richfield Co.                                 1927
  16.91   AT&T Corp.                                             1881
  11.91   Banc One Corp.                                         1968
  17.60   Bank of New York Co., Inc.                             1785
   8.64   BankAmerica Corp.                                      1968
  10.82   Bankers Trust New York Corp.                           1904
   2.42   Barnett Banks, Inc.                                    1945
  11.50   Bell Atlantic Corp.                                    1984
   2.58   BellSouth Corp.                                        1984
   6.02   Beneficial Corp.                                       1929
   7.67   Boeing Co.                                             1942
  20.14   Bristol-Myers Squibb Co.                               1900
   1.08   Brooklyn Union Gas Co.                                 1949
   3.10   Browning-Ferris Industries, Inc.                       1965
   6.19   Carolina Power & Light Co.                             1937
   2.25   CBS Inc.                                               1931
   6.24   Central and South West Corp.                           1947
   5.45   Chase Manhattan Corp.                                  1969
  15.09   Chemical Banking Corp.                                 1968
  12.00   Chevron Corp.                                          1912
   5.89   CIGNA Corp.                                            1981
   1.16   CINergy Corp.                                          1940
   4.67   Clorox Co.                                             1967
   2.00   Comerica Inc.                                          1972
   4.15   Conrail, Inc.                                          1987
   8.97   Consolidated Edison Co. of New York, Inc.              1885
   2.16   Consolidated Natural Gas Co.                           1944
   7.22   CPC International Inc.                                 1920
   3.82   Dana Corp.                                             1936
   5.13   Deluxe Corp.                                           1967
   4.40   Detroit Edison Co.                                     1909
   1.35   Dominion Resources, Inc.                               1925
   1.69   Dow Jones & Co., Inc.                                  1962
  17.57   E.I. du Pont de Nemours and Co.                        1904
   3.69   Duke Power Co.                                         1926
  20.87   Dun & Bradstreet Corp.                                 1934
   1.83   Eastman Kodak Co.                                      1902
   4.44   Eaton Corp.                                            1923
   9.33   Exxon Corp.                                            1882
   8.33   Federal National Mortgage Assn.                        1955
   7.05   First Chicago Corp.                                    1936
    .40   First Fidelity Bancorporation                          1969
   9.71   First Union Corp.                                      1989
  10.64   Fleet Financial Group, Inc.                            1968
   5.70   Gannett Co., Inc.                                      1929
  16.13   General Electric Co.                                   1899
  10.85   General Mills, Inc.                                    1928
  12.24   GTE Corp.                                              1936
   8.84   Household International, Inc.                          1926
   7.20   Houston Industries Inc.                                1922
  12.89   International Paper Co.                                1946
   4.56   Johnson & Johnson                                      1934
   3.99   Johnson Controls, Inc.                                 1901
   1.96   Kansas City Power & Light Co.                          1950
   5.06   Kerr-McGee Corp.                                       1937
   4.90   Kimberly-Clark Corp.                                   1923
  17.53   Eli Lilly and Co.                                      1885
   6.80   Lincoln National Corp.                                 1920
   1.43   Marsh & McLennan Companies, Inc.                       1923
   2.15   Masco Corp.                                            1936
   2.86   Maytag Corp.                                           1946
    .85   McGraw-Hill Companies, Inc.                            1937
   2.10   McKesson Corp.                                         1962
   5.38   Melville Corp.                                         1916
  19.85   Merck & Co., Inc.                                      1935
  12.85   Minnesota Mining and Manufacturing Co.                 1916
   9.94   Mobil Corp.                                            1902
  15.57   Monsanto Co.                                           1925
  14.01   J.P. Morgan & Co. Inc.                                 1892
  11.85   National City Corp.                                    1972
   2.50   NationsBank Corp.                                      1968
  17.93   Norfolk Southern Corp.                                 1901
   2.29   Northeast Utilities                                    1927
   4.49   Norwest Corp.                                          1939
   3.15   NYNEX Corp.                                            1984
   2.25   Pacific Gas and Electric Co.                           1912
  25.17   Pacific Telesis Group                                  1984
   2.46   PECO Energy Co.                                        1928
   5.23   J.C. Penney Co., Inc.                                  1926
   2.98   PepsiCo, Inc.                                          1921
   1.16   Pfizer Inc                                             1925
  13.71   Pitney Bowes Inc.                                      1934
   7.98   PNC Bank Corp.                                         1865
    .87   PPG Industries, Inc.                                   1899
   2.29   Public Service Enterprise Group Inc.                   1948
   1.11   Puget Sound Power & Light Co.                          1943
   8.50   Raytheon Co.                                           1964
   4.31   SBC Communications Inc.
            (formerly Southwestern Bell Corp.)                   1984
   3.40   SCEcorp.                                               1910
   3.25   Schering-Plough Corp.                                  1952
   1.71   Signet Banking Corp.                                   1962
   8.08   Sprint Corp.                                           1939
   3.75   St. Paul Companies, Inc.                               1968
   3.08   Student Loan Marketing Assn.                           1976
   9.04   SunTrust Banks, Inc.                                   1985
   3.44   Tambrands Inc.                                         1941
  11.37   Texaco Inc.                                            1903
   2.19   Thomas & Betts Corp.                                   1934
   4.04   Times Mirror Co.                                       1892
   3.63   TRW Inc.                                               1936
    .98   Unicom Corp.                                           1890
  11.53   Union Pacific Corp.                                    1968
  20.77   United Technologies Corp.                              1936
   1.72   Unocal Corp.                                           1916
  11.38   Upjohn Co.                                             1959
  24.08   U S WEST, Inc.                                         1984
   2.11   VF Corp.                                               1941
   7.20   Wachovia Corp.                                         1936
   1.97   Walgreen Co.                                           1899
   4.10   Wal-Mart Stores, Inc.                                  1971
  19.46   Warner-Lambert Co.                                     1926
   4.06   Wells Fargo & Co.                                      1936
   3.45   Westvaco Corp.                                         1899
   1.92   Winn-Dixie Stores, Inc.                                1944
   5.96   WMX Technologies, Inc.                                 1975
  19.12   Xerox Corp.                                            1930


STOCKS IN INITIAL PERIOD OF ACQUISITION -        $5.25
EXCESS OF UNITED STATES TREASURY BILLS,
CASH, AND RECEIVABLES OVER PAYABLES     -       $41.49

ON JULY 31, 1995 THE FUND'S NET ASSETS VALUE PER SHARE
WAS $20.21, AND NET ASSETS WERE $15,732,933,634

EACH $1,000 OF NET ASSETS WAS INVESTED IN THESE INDUSTRIES:

ENERGY
   Energy Sources                                       $ 76.33
   Utilities: Electric & Gas                              63.74

MATERIALS
   Building Materials & Components                         2.15
   Chemicals                                              34.01
   Forest Products & Paper                                16.34

CAPITAL EQUIPMENT
   Aerospace & Military Technology                        36.94
   Data Processing & Reproduction                         19.12
   Electrical & Electronics                               16.12
   Electronic Components                                   2.19
   Industrial Components                                  15.88

CONSUMER GOODS
   Appliances & Household Durables                      $  2.86
   Beverages                                               2.98
   Food & Household Products                              22.74
   Health & Personal Care                                129.26
   Recreation & Other Consumer Products                    1.83
   Textiles & Apparel                                      2.11

SERVICES
   Broadcasting & Publishing                              14.53
   Business & Public Services                             48.77
   Merchandising                                          18.60
   Telecommunications                                    127.34
   Transportation: Rail                                   33.61

FINANCE
   Banking                                              $164.57
   Financial Services                                     35.15
   Insurance                                              50.86

MULTI-INDUSTRY
   Multi-Industry                                         15.23

Stocks in initial period of acquisition                    5.25

Excess of United States Treasury bills, cash, and
   receivables over payables                              41.49

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 1995, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.


Washington Mutual Investors Fund

DIRECTORS

Stephen Hartwell
  (Chairman)
James H. Lemon, Jr.
  (Vice Chairman)
Cyrus A. Ansary
John A. Beck
Harry J. Lister
James C. Miller III
Thomas J. Owen
Jean Head Sisco
T. Eugene Smith
Margita E. White
Stephen G. Yeonas

ADVISORY BOARD

Mary K. Bush
Daniel J. Callahan III
Vernon W. Holleman, Jr.
William B. Snyder
Leonard P. Steuart II
Robert F. Tardio
W. Reid Thompson

DIRECTORS EMERITUS

Bernard J. Nees
  (Chairman Emeritus)
Charles T. Akre
Nathan A. Baily
Frank M. Ewing

OFFICE OF THE FUND AND THE BUSINESS MANAGER

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665

INVESTMENT MANAGER

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Blvd.
Brea, CA 92621-5804

COUNSEL

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005

CUSTODIAN

The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, NY 10081-0001

TRANSFER AGENT

American Funds Service Company
P.O. Box 2205
Brea, CA 92622-2205

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 2280
Norfolk, VA 23501-2280

P.O. Box 6007
Indianapolis, IN 46206-6007

PRINCIPAL UNDERWRITER

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462


We are sad to report that Henry W. Herzog passed away on August 6, 1995. Mr. Herzog was a Director of the Fund from February 1969 until August 15, 1983 when he was elected Director Emeritus. His wise counsel and friendship will be greatly missed.

WMIF-012-0995